Note 8 - Property and Equipment	12 Months Ended
Jan. 31, 2016
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment Disclosure [Text Block]

Note 8 – Property and Equipment

	January 31, 2016	January 31, 2015
Cost
Computer equipment and software	26,335	27,218
Furniture and fixtures	1,062	1,117
Leasehold improvements	431	466
	27,828	28,801
Accumulated amortization
Computer equipment and software	18,134	19,881
Furniture and fixtures	853	919
Leasehold improvements	237	172
	19,224	20,972
Net	8,604	7,829